DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of debt instruments [text block] [Abstract]
Disclosure of Debt Securities in Issue [Text Block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Medium-term notes issued	26,628	17,314	25,603	16,221
Covered bonds (note 27)	29,818	28,194	25,359	22,351
Certificates of deposit issued	4,925	6,667	4,925	6,667
Securitisation notes (note 27)	7,329	5,480	–	–
Commercial paper	7,731	6,878	5,622	4,548
Total debt securities in issue	76,431	64,533	61,509	49,787